Losses associated with the earthquake in Japan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 facilities	Dec. 31, 2010	Dec. 31, 2009
Semiconductor wafer fab facilities owned in Japan (in number of facilities)	3
Operating income (loss)	$ 2,992	$ 4,514	$ 1,991
Revenue	13,735	13,966	10,427
Earthquake in Japan, March 11, 2011 [Member]
Semiconductor wafer fab facilities owned in Japan (in number of facilities)	2
Operating income (loss)	(101)
Insurance settlement, property damage claims [Member] | Earthquake in Japan, March 11, 2011 [Member]
Operating income (loss)	23
Insurance settlement, business interruption claims [Member] | Earthquake in Japan, March 11, 2011 [Member]
Revenue	$ 38